Derivatives and Hedging Activities - Fair Value of Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Fair Value of Asset Derivatives	$ 10.5	$ 5.4
Fair Value of (Liability) Derivatives	(51.5)	(30.4)
Foreign Currency Forward Contracts [Member] | Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Fair Value of Asset Derivatives	3.4	0.5
Fair Value of (Liability) Derivatives	(1.4)	(0.8)
Foreign Currency Forward Contracts [Member] | Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Fair Value of Asset Derivatives	7.1	4.9
Fair Value of (Liability) Derivatives	(49.1)	(29.6)
Interest Rate Swaps [Member] | Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Fair Value of Asset Derivatives
Fair Value of (Liability) Derivatives	$ (1.0)